LOANS RECEIVABLE (Details Narrative)	12 Months Ended
	Nov. 30, 2017 CAD ($)	Nov. 30, 2021 USD ($)
Participant Games Inc [Member]
IfrsStatementLineItems [Line Items]
Advances	$ 150,000
Loan receivable interest rate	15.00%
Accrued interest receivable		$ 127,114
Allowance for credit loss		244,369
Installment Entertainment Inc [Member]
IfrsStatementLineItems [Line Items]
Advances	$ 100,000
Loan receivable interest rate	15.00%
Accrued interest receivable		77,077
Allowance for credit loss		$ 155,247